Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets And Goodwill [Abstract]
Summary of Intangible Assets

		Other Intangible assets
	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At January 1, 2020	126,624	—	1,108	2,900	130,632
Additions	—	—	1,777	6,692	8,469
Reclassification	—	2,463	—	(2,463)	—
Exchange differences	17,202	323	340	714	18,579
At December 31, 2020	143,826	2,786	3,225	7,843	157,680
Additions	—	2,860	1,667	2,597	7,124
Scrapped	—	(245)	—	(165)	(410)
Reclassification	—	6,553	—	(6,553)	—
Exchange differences	(13,462)	(787)	(372)	(647)	(15,268)
At December 31, 2021	130,364	11,167	4,520	3,075	149,126
Accumulated amortization
At January 1, 2020	—	—	(153)	—	(153)
Amortization charge	—	(454)	(506)	—	(960)
Exchange differences	—	(41)	(63)	—	(104)
At December 31, 2020	—	(495)	(722)	—	(1,217)
Amortization charge	—	(1,420)	(780)	—	(2,200)
Exchange differences	—	109	107	—	216
At December 31, 2021	—	(1,806)	(1,395)	—	(3,201)
Cost, net accumulated amortization
At December 31, 2020	143,826	2,291	2,503	7,843	156,463
At December 31, 2021	130,364	9,361	3,125	3,075	145,925

Summary of Key Assumptions	The following table sets out the key assumptions:
	2021	2020
Long-term growth rate (%)	2%	2%
Pre-tax discount rate (%)	12.6%	12.8%